Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Dec. 29, 2012
MFS® Research International Fund | A
Risk/Return:
Trading Symbol	MRSAX
MFS® Research International Fund | R4
Risk/Return:
Trading Symbol	MRSJX
MFS® Research International Fund | 529A
Risk/Return:
Trading Symbol	EARSX
MFS® Research International Fund | 529B
Risk/Return:
Trading Symbol	EBRIX
MFS® Research International Fund | 529C
Risk/Return:
Trading Symbol	ECRIX
MFS® Research International Fund | B
Risk/Return:
Trading Symbol	MRIBX
MFS® Research International Fund | C
Risk/Return:
Trading Symbol	MRICX
MFS® Research International Fund | I
Risk/Return:
Trading Symbol	MRSIX
MFS® Research International Fund | R1
Risk/Return:
Trading Symbol	MRSGX
MFS® Research International Fund | R2
Risk/Return:
Trading Symbol	MRSRX
MFS® Research International Fund | R3
Risk/Return:
Trading Symbol	MRSHX
MFS® Research International Fund | R5
Risk/Return:
Trading Symbol	MRSKX